COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2017	Mar. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit						$ 3,250
Guarantees as security			€ 1,022			1,161
Minimum agency fee payable	$ 3,000		€ 3,000			$ 3,409
Expected Commission	5.00%		5.00%			5.00%
Sale consideration, fee			€ 2,000	$ 2,273
Percentage of issued and outstanding share acquired		10.00%
Guaranteed amount for investment repurchase		$ 3,500
Amount of investment repurchase							$ 3,500
Percentage of shares of the subsidiary will be sold	50.00%		50.00%	50.00%
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable					$ 4,000
Maximum agency fee payable					$ 20,000
White Line B V [Member]
Commitments And Contingencies [Line Items]
Investment amount		$ 3,500
Minimum [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable						$ 4,000			$ 4,000
Expected Commission								2.00%	2.00%
Minimum [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Expected Commission					2.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Expected Commission								10.00%	5.00%
Maximum [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Expected Commission					3.00%